GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at June 30, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at June 30, 2025	$—	$723	$—	$723